Note 16 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 670,165	$ 702,515
Non-current assets	490,374		$ 498,518
CANADA
Statement Line Items [Line Items]
Sales	75,485	89,228
Non-current assets	196,843		266,775
UNITED STATES
Statement Line Items [Line Items]
Sales	594,680	613,287
Non-current assets	293,531		223,802
UNITED KINGDOM
Statement Line Items [Line Items]
Sales	670,165	$ 702,515
International [member]
Statement Line Items [Line Items]
Non-current assets			$ 7,941